Statements of Consolidated Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ (125,107)	$ (97,483)	$ (115,212)
Adjustment to reconcile net income (loss) to cash provided by (used in) operating activities
Amortization and depreciation	16,570	9,819	6,875
Net loss (income) on disposals	2	195	15
Net financial loss (gain)	(5,570)	12,046	(8,340)
Expenses related to share-based payments	13,118	16,736	26,880
Provisions	421	(2,366)	2,093
Other non-cash items	0	(17)	85
Gain upon the forgiveness of the Payroll Protection Program loan	(1,528)
Realized foreign exchange gain (loss)	710	365	(59)
Interest (paid) / received	985	2,271	6,867
Operating cash flows before change in working capital	(100,399)	(58,434)	(80,796)
Decrease (increase) in inventories	1,598	1,311	(2,627)
Decrease (increase) in trade receivables and other current assets	(5,832)	(8,338)	(2,674)
Decrease (increase) in subsidies receivables	654	(685)	7,359
(Decrease) increase in trade payables and other current liabilities	(444)	5,802	9,635
(Decrease) increase in deferred income	(139)	(19,918)	(39)
Change in working capital	(4,163)	(21,828)	11,654
Net cash flows provided by (used in) operating activities	(104,562)	(80,262)	(69,142)
Cash flows from investment activities
Proceeds from disposal of property, plant and equipment		54	414
Acquisition of intangible assets	(13)	(567)	(45)
Acquisition of property, plant and equipment	(19,730)	(45,693)	(12,913)
Net change in non-current financial assets	431	(1,430)	(3,636)
Sale (Acquisition) of current financial assets	26,592	(6,706)	(19,692)
Net cash flows provided by (used in) investment activities	7,279	(54,342)	(35,872)
Cash flows from financing activities
Proceeds from the exercise of Cellectis stock options	11,601	344
Proceeds from the exercise of Calyxt stock options	227	210	(469)
Increase in share capital	44,638
Increase in borrowings		24,170
Interest paid on financial debt	(355)
Payments on lease debts	(12,465)	(6,607)	(3,393)
Net cash flows provided by (used in) financing activities	47,525	27,322	(3,862)
(Decrease) increase in cash and cash equivalents	(49,758)	(107,282)	(108,876)
Cash and cash equivalents at the beginning of the year	241,148	340,522	451,501
Effect of exchange rate changes on cash	(5,754)	7,908	(2,103)
Cash and cash equivalents at the end of the period	185,636	241,148	$ 340,522
Calyxt Inc [Member]
Cash flows from financing activities
Increase in share capital	$ 3,879	$ 9,205